Nov-21-03 01:54pm From- T-737 P.002/002 F-049

Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03028386

Cert NYS

1-13545

NYSE

NOV 21 2003

November 21, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
NOV 25 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, AMB PROPERTY CORPORATION, 6 ¾% Series M Cumulative Redeemable Preferred Stock, $.01 par value and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 21, 2003. Tentative listing date – November 25, 2003.

Sincerely,